Warrants and Safe Agreements (Details) $ / shares in Units, $ in Thousands		3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($)	Jun. 30, 2023 $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Feb. 14, 2023 $ / shares	Feb. 13, 2023 $ / shares shares
Warrants and Safe Agreements (Details) [Line Items]
Period before warrants become exercisable			30 days
Warrant term		5 years	5 years
Redemption price		0.01	0.01
Period in which stock must reach mandatory closing price			20 days
Maximum period in which stock can reach mandatory closing price			30 days
Period for prior written notice before redemption			30 days
Number of business days notice prior to notice being sent			3 days
Warrants exercised (in Dollars) | $			$ 16,124
Number of SAFE agreements			6
Simple agreements for future equity (in Dollars) | $	$ 18,300		$ 20,700		$ 18,314
Conversion of SAFE Agreements			2,066,667
SAFE agreements (in Dollars) | $			$ 2,400
Class A Common Stock [Member]
Warrants and Safe Agreements (Details) [Line Items]
Closing price required to redeem warrants			18
Public Warrants [Member]
Warrants and Safe Agreements (Details) [Line Items]
Warrant, exercise price (in Dollars per share) | $ / shares						$ 11.5
Warrants outstanding							16,487,500
Period before warrants can be transferred or sold			30 days
Warrants exercised		1,183,901	1,402,106
Private Warrants [Member]
Warrants and Safe Agreements (Details) [Line Items]
Warrants outstanding							6,845,000
Series A Preferred Warrants [Member]
Warrants and Safe Agreements (Details) [Line Items]
Warrant, exercise price (in Dollars per share) | $ / shares		$ 15	$ 15
Warrants outstanding		541,667	541,667
Warrant term		5 years	5 years
Warrants exercised			0
Series A Preferred Warrants [Member] | Class A Common Stock [Member]
Warrants and Safe Agreements (Details) [Line Items]
Number of securities called by each warrant or right		1	1
Intuitive Machines, LLC [Member]
Warrants and Safe Agreements (Details) [Line Items]
Business acquisition, warrants assumed							23,332,500
Warrant, exercise price (in Dollars per share) | $ / shares							$ 11.5
Intuitive Machines, LLC [Member] | Class A Common Stock [Member]
Warrants and Safe Agreements (Details) [Line Items]
Number of securities called by each warrant or right							1